Shareholder Report, Holdings (Details)	Dec. 31, 2024
Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio - Partners International Growth Fund Class 1 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio - Partners International Growth Fund Class 1 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio - Partners International Growth Fund Class 1 | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio - Partners International Growth Fund Class 1 | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio - Partners International Growth Fund Class 1 | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Partners International Growth Fund Class 1 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Partners International Growth Fund Class 1 | Amadeus IT Group SA, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Partners International Growth Fund Class 1 | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Partners International Growth Fund Class 1 | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - Partners International Growth Fund Class 1 | Lonza Group AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - Partners International Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Variable Portfolio - Partners International Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Variable Portfolio - Partners International Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Variable Portfolio - Partners International Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Variable Portfolio - Partners International Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Variable Portfolio - Partners International Growth Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio - Partners International Growth Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Partners International Growth Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Partners International Growth Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Partners International Growth Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio - Partners International Growth Fund Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Variable Portfolio - Partners International Growth Fund Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Variable Portfolio - Partners International Growth Fund Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Variable Portfolio - Partners International Growth Fund Class 1 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio - Partners International Growth Fund Class 1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Portfolio - Partners International Growth Fund Class 1 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio - Partners International Growth Fund Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio - Partners International Growth Fund Class 1 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio - Partners International Growth Fund Class 1 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Partners International Growth Fund Class 1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Variable Portfolio - Partners International Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Variable Portfolio - Partners International Growth Fund Class 2 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio - Partners International Growth Fund Class 2 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio - Partners International Growth Fund Class 2 | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio - Partners International Growth Fund Class 2 | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Partners International Growth Fund Class 2 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Partners International Growth Fund Class 2 | Amadeus IT Group SA, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Partners International Growth Fund Class 2 | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Partners International Growth Fund Class 2 | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - Partners International Growth Fund Class 2 | Lonza Group AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - Partners International Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Variable Portfolio - Partners International Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Variable Portfolio - Partners International Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Variable Portfolio - Partners International Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Variable Portfolio - Partners International Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Variable Portfolio - Partners International Growth Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio - Partners International Growth Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Partners International Growth Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Partners International Growth Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Partners International Growth Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio - Partners International Growth Fund Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Variable Portfolio - Partners International Growth Fund Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Variable Portfolio - Partners International Growth Fund Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Variable Portfolio - Partners International Growth Fund Class 2 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio - Partners International Growth Fund Class 2 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Portfolio - Partners International Growth Fund Class 2 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio - Partners International Growth Fund Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio - Partners International Growth Fund Class 2 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio - Partners International Growth Fund Class 2 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Partners International Growth Fund Class 2 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Variable Portfolio - Partners International Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%